The Hartford Floating Rate Fund Expense Example - The Hartford Floating Rate Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 401
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	859
Expense Example, with Redemption, 10 Years	1,541
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	972
Expense Example, with Redemption, 10 Years	2,113
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	965
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	753
Expense Example, with Redemption, 10 Years	1,668
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,344
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	976
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859